UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Andrew J. Michie One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2014 (unaudited)

Description	Shares	Value
Common Stocks (90.4%)
Aerospace & Defense (1.0%)
General Dynamics Corp.	11,100	$1,410,699
Precision Castparts Corp.	4,700	1,113,336
		2,524,035
Agriculture (2.4%)
Archer-Daniels-Midland Co.	114,100	5,830,510

Apparel (1.6%)
Columbia Sportswear Co.	34,200	1,223,676
Wolverine World Wide, Inc.	105,100	2,633,806
		3,857,482
Auto Parts and Equipment (1.9%)
Magna International, Inc.	49,500	4,698,045

Banks (13.4%)
Bank of Hawaii Corp.	79,000	4,487,990
Bank of New York Mellon Corp. (The)	169,700	6,572,481
Citigroup, Inc.	29,189	1,512,574
JPMorgan Chase & Co.	90,207	5,434,070
Northern Trust Corp.	95,900	6,524,077
U.S. Bancorp	193,500	8,094,105
		32,625,297
Beverages (0.6%)
Coca-Cola Co. (The)	32,700	1,394,982

Biotechnology (1.9%)
Amgen, Inc.	33,200	4,663,272

Chemicals (0.5%)
Agrium, Inc.	13,100	1,165,900

Commercial Services (1.0%)
Robert Half International, Inc.	48,500	2,376,500

Computers & Peripherals (2.1%)
Apple, Inc.	49,700	5,007,275

Diversified Financial Services (2.9%)
Franklin Resources, Inc.	66,600	3,637,026
Janus Capital Group, Inc.	158,200	2,300,228
T Rowe Price Group, Inc.	15,600	1,223,040
		7,160,294
Electronics (1.3%)
Daktronics, Inc.	900	11,061
FLIR Systems, Inc.	100,500	3,149,670
		3,160,731
Food (1.7%)
Fresh Del Monte Produce, Inc.	33,900	1,081,410
Sysco Corp.	78,700	2,986,665
		4,068,075
Healthcare Products (6.5%)
Baxter International, Inc.	54,400	3,904,288
Medtronic, Inc.	101,400	6,281,730
Thoratec Corp.(1)	33,400	892,782
Zimmer Holdings, Inc.	47,900	4,816,345
		15,895,145
Iron/Steel (2.6%)
Nucor Corp.	117,100	6,356,188

Machinery-Diversified (1.3%)
Cummins, Inc.	23,800	3,141,124

Description	Shares	Value
Common Stocks (90.4%) (continued)
Metal Fabricate/Hardware (0.7%)
Valmont Industries, Inc.	12,700	$1,713,611

Metals & Mining (1.3%)
Southern Copper Corp.	110,100	3,264,465

Miscellaneous Manufacturing (7.6%)
Carlisle Cos., Inc.	68,800	5,530,144
Crane Co.	62,200	3,931,662
General Electric Co.	215,300	5,515,986
Illinois Tool Works, Inc.	43,600	3,680,712
		18,658,504
Oil & Gas (9.3%)
ConocoPhillips	47,300	3,619,396
Ensco PLC, Class A	22,900	945,999
Exxon Mobil Corp.	61,000	5,737,050
Marathon Petroleum Corp.	8,200	694,294
Occidental Petroleum Corp.	37,500	3,605,625
Phillips 66	14,900	1,211,519
Royal Dutch Shell PLC ADR	19,700	1,499,761
Tidewater, Inc.	91,250	3,561,487
Valero Energy Corp.	38,600	1,786,022
		22,661,153
Pharmaceuticals (6.7%)
Johnson & Johnson	43,800	4,668,642
McKesson Corp.	29,850	5,810,899
Merck & Co., Inc.	67,700	4,013,256
Pfizer, Inc.	63,450	1,876,217
		16,369,014
Retail (1.4%)
Home Depot, Inc. (The)	13,800	1,266,012
Kohl’s Corp.	37,100	2,264,213
		3,530,225
Semiconductors (11.4%)
Applied Materials, Inc.	105,700	2,284,177
Intel Corp.	164,800	5,738,336
KLA-Tencor Corp.	23,300	1,835,574
Maxim Integrated Products, Inc.	123,000	3,719,520
Microchip Technology, Inc.	81,500	3,849,245
QUALCOMM, Inc.	58,300	4,359,091
Skyworks Solutions, Inc.	54,800	3,181,140
Texas Instruments, Inc.	62,000	2,956,780
		27,923,863
Software (3.6%)
Autodesk, Inc.(1)	15,000	826,500
Microsoft Corp.	71,400	3,310,104
Oracle Corp.	122,200	4,677,816
		8,814,420
Specialty Retail (0.2%)
CST Brands, Inc.	11,355	408,212

Telecommunications (2.1%)
Cisco Systems, Inc.	145,500	3,662,235
Corning, Inc.	76,800	1,485,312
		5,147,547

Description	Shares	Value
Common Stocks (90.4%) (continued)
Transportation (3.4%)
Norfolk Southern Corp.	25,200	$2,812,320
Werner Enterprises, Inc.	214,300	5,400,360
		8,212,680

Total common stocks (cost: $153,495,071)		220,628,549

Exchange-Traded Funds (5.9%)
iShares Russell 1000 Value Index Fund	68,900	6,896,201
iShares Russell Midcap Value Index Fund	69,600	4,872,000
iShares S&P Smallcap 600 Value Index Fund	24,600	2,638,842

Total exchange-traded funds (cost: $8,403,514)		14,407,043

Money Market Mutual Funds (3.6%)
BlackRock Liquidity TempFund Portfolio, 0.03%(2)	8,800,000	8,800,000

Total money market mutual funds (cost: $8,800,000)		8,800,000

Total investments(3) (99.9%) (cost: $170,698,585)		243,835,592

Other assets in excess of liabilities (0.1%)		202,614

Net assets (100.0%)		$244,038,206

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt

PLC - Public Limited Company

(1)        Non-Income producing securities.

(2)        The rate shown reflects the seven day yield as of September 30, 2014.

(3)        The United States federal income tax basis of the Value Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2014. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$170,705,015	$78,269,216	$(5,138,639)	$73,130,577

Various inputs are used in determining the fair value of the Value Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Value Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Value Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$220,628,549	$—	$—	$220,628,549
Exchange-Traded Funds	14,407,043	—	—	14,407,043
Money Market Mutual Funds	8,800,000	—	—	8,800,000
Total	$243,835,592	$—	$—	$243,835,592

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2014, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classification.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (90.8%)
U.S. Government and Agency Obligations (14.1%)
Federal Home Loan Bank Discount Notes	0.010%	10/15/2014	$3,955,000	$3,954,985
U.S. Treasury Bill Discount Note	0.020	10/23/2014	5,000,000	4,999,944
U.S. Treasury Bill Discount Note	0.010	12/11/2014	5,000,000	4,999,901
U.S. Treasury Bill Discount Note	0.010	12/26/2014	5,000,000	4,999,940

Total U.S. government & agency obligations (amortized cost: $18,954,770)				18,954,770

Commercial Paper (76.7%)
Aerospace & Defense (7.4%)
Honeywell International, Inc.	0.100	11/04/2014	5,000,000	4,999,528
Precision Castparts Corp.	0.080	10/08/2014	5,000,000	4,999,922
				9,999,450
Banks (4.1%)
Union Bank NA	0.030	10/09/2014	5,500,000	5,499,963

Commercial Vehicles (3.7%)
PACCAR Financial Corp.	0.080	10/28/2014	5,000,000	4,999,700

Computers & Peripherals (7.4%)
IBM Corp.	0.010	10/01/2014	5,000,000	5,000,000
Microsoft Corp.	0.070	11/05/2014	5,000,000	4,999,660
				9,999,660
Consumer Products (3.7%)
Unilever Capital Corp.	0.060	10/06/2014	5,000,000	4,999,958

Containers & Packaging (3.7%)
3M Co.	0.060	10/14/2014	5,000,000	4,999,892

Diversified Financial Services (3.7%)
American Honda Finance Corp.	0.080	11/07/2014	5,000,000	4,999,589

Electrical Utilities (3.7%)
American Transmission Co.	0.110	11/04/2014	5,000,000	4,999,480

Exploration & Production (4.1%)
Conocophillips Qatar	0.070	10/02/2014	1,000,000	999,998
Conocophillips Qatar	0.070	10/14/2014	2,000,000	1,999,949
Conocophillips Qatar	0.100	11/21/2014	2,500,000	2,499,646
				5,499,593
Food, Beverages (7.4%)
Cargill Global Fund PLC	0.060	10/03/2014	5,000,000	4,999,983
PepsiCo, Inc.	0.060	10/17/2014	5,000,000	4,999,867
				9,999,850
Health Care (11.5%)
Johnson & Johnson	0.040	10/01/2014	5,500,000	5,500,000
Medtronic, Inc.	0.060	10/28/2014	5,000,000	4,999,775
Roche Holdings, Inc.	0.080	11/17/2014	5,000,000	4,999,478
				15,499,253
Insurance (3.7%)
Travelers Cos., Inc.	0.050	10/02/2014	5,000,000	4,999,993

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (90.8%) (continued)
Commercial Paper (76.7%) (continued)
Machinery (3.7%)
John Deere Bank SA	0.070%	10/16/2014	$5,000,000	$4,999,854

Restaurants (1.5%)
McDonald’s Corp.	0.060	11/19/2014	2,000,000	1,999,837

Transportation (3.7%)
United Parcel Service, Inc.	0.010	10/03/2014	5,000,000	4,999,997

Utilities (3.7%)
New Jersey Natural Gas Co.	0.080	10/23/2014	5,000,000	4,999,756

Total commercial paper (amortized cost: $103,495,825)				103,495,825

Total short-term notes and bonds (amortized cost: $122,450,595)				122,450,595

	Shares

Money Market Mutual Funds (5.6%)
BlackRock Liquidity TempFund Portfolio, 0.03%(2)	4,900,000	4,900,000
Federated Prime Obligation Fund, 0.03%(2)	1,100,000	1,100,000
Goldman Sachs Financial Square Prime Obligations Fund, 0.02%(2)	1,500,000	1,500,000

Total money market mutual funds (cost: $7,500,000)		7,500,000

Total investments(3) (96.4%) (cost: $129,950,595)		129,950,595
Other assets in excess of liabilities (3.6%)		4,901,239
Net assets (100.0%)		$134,851,834

The following abbreviation is used in the portfolio descriptions:

PLC - Public Limited Company

(1)         The interest rate for short-term notes reflects the yields for those securities as of September 30, 2014.

(2)         The rate shown reflects the seven day yield as of September 30, 2014.

(3)         The United States federal income tax basis of the Money Market Portfolio’s investments and the cost are the same as of September 30, 2014.

Various inputs are used in determining the fair value of the Money Market Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Money Market Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Money Market Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$18,954,770	$—	$18,954,770
Commercial Paper	—	103,495,825	—	103,495,825
Money Market Mutual Funds	7,500,000	—	—	7,500,000
Total	$7,500,000	$122,450,595	$—	$129,950,595

All securities within the Money Market Portfolio, excluding money market mutual funds, are valued at amortized cost. The Money Market Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. OneAmerica Asset Management, LLC is responsible for reviewing this method of valuation to ensure the Money Market Portfolio’s securities are reflected at their fair value.

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Money Market Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2014, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2014 (unaudited)

Description	Shares	Value
Preferred Stocks (0.5%)
Banks (0.5%)
State Street Corp., Series D, 5.900%(1)	20,000	$513,000
Total preferred stocks (cost: $500,000)		513,000

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (96.1%)
U.S. Government and Agency Obligations (37.0%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	990,991
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,106,980
Federal Home Loan Banks	2.375	12/13/2019	500,000	507,667
FNMA	5.250	09/15/2016	500,000	544,515
U.S. Treasury Bonds	2.000	02/15/2022	700,000	687,532
U.S. Treasury Bonds	6.000	02/15/2026	500,000	667,344
U.S. Treasury Bonds	5.375	02/15/2031	300,000	397,078
U.S. Treasury Bonds	4.500	08/15/2039	300,000	372,328
U.S. Treasury Bonds	4.250	11/15/2040	100,000	120,109
U.S. Treasury Bonds	4.750	02/15/2041	800,000	1,036,250
U.S. Treasury Bonds	3.750	08/15/2041	550,000	610,586
U.S. Treasury Bonds	3.125	02/15/2042	400,000	396,062
U.S. Treasury Bonds	3.000	05/15/2042	600,000	579,375
U.S. Treasury Bonds	2.875	05/15/2043	250,000	234,180
U.S. Treasury Bonds	3.625	08/15/2043	250,000	270,234
U.S. Treasury Bonds	3.750	11/15/2043	150,000	165,797
U.S. Treasury Bonds	3.625	02/15/2044	200,000	216,125
U.S. Treasury Bonds	3.375	05/15/2044	500,000	516,250
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,213,969
U.S. Treasury Notes	1.375	11/30/2015	700,000	709,488
U.S. Treasury Notes	0.250	12/31/2015	400,000	400,141
U.S. Treasury Notes	2.000	01/31/2016	500,000	511,445
U.S. Treasury Notes	0.375	03/15/2016	1,000,000	1,000,469
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,034,922
U.S. Treasury Notes	1.750	05/31/2016	300,000	306,492
U.S. Treasury Notes	0.500	06/15/2016	750,000	750,704
U.S. Treasury Notes	1.000	08/31/2016	900,000	907,313
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,108,250
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,050,938
U.S. Treasury Notes	0.625	12/15/2016	300,000	299,367
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,251,270
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,056,484
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,688,710
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,970,624
U.S. Treasury Notes	0.750	02/28/2018	500,000	490,469
U.S. Treasury Notes	2.875	03/31/2018	500,000	526,211
U.S. Treasury Notes	1.375	06/30/2018	750,000	747,832
U.S. Treasury Notes	1.500	08/31/2018	250,000	249,883
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	993,750
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,662,967
U.S. Treasury Notes	1.500	02/28/2019	500,000	496,445
U.S. Treasury Notes	3.500	05/15/2020	750,000	812,812
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,031,250
U.S. Treasury Notes	3.125	05/15/2021	600,000	635,813
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,592,000
U.S. Treasury Notes	2.000	02/15/2023	600,000	582,235

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
U.S. Government and Agency Obligations (37.0%) (continued)
U.S. Treasury Notes	1.750%	05/15/2023	$500,000	$473,906
U.S. Treasury Notes	2.500	08/15/2023	300,000	301,781
U.S. Treasury Notes	2.750	11/15/2023	200,000	205,000
U.S. Treasury Notes	2.750	02/15/2024	300,000	307,055

Total U.S. government and agency obligations (cost: $36,772,845)				37,789,398

Mortgage-Backed and Asset-Backed Securities (31.1%)
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	167,732	168,050
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	163,906	164,086
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(2)	5.125	04/19/2017	500,000	550,457
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	174,576	184,730
FHLMC Gold Pool #A11823	5.000	08/01/2033	20,038	22,073
FHLMC Gold Pool #A16641	5.500	12/01/2033	19,100	21,366
FHLMC Gold Pool #A27124	6.000	10/01/2034	3,653	4,114
FHLMC Gold Pool #A40159	5.500	11/01/2035	5,894	6,579
FHLMC Gold Pool #A40754	6.500	12/01/2035	195,053	220,548
FHLMC Gold Pool #A41968	5.500	01/01/2036	31,811	35,475
FHLMC Gold Pool #A44969	6.500	04/01/2036	351,599	397,554
FHLMC Gold Pool #A45624	5.500	06/01/2035	3,780	4,213
FHLMC Gold Pool #A51101	6.000	07/01/2036	10,255	11,614
FHLMC Gold Pool #A56247	6.000	01/01/2037	156,628	176,606
FHLMC Gold Pool #A56634	5.000	01/01/2037	68,261	75,205
FHLMC Gold Pool #A56829	5.000	01/01/2037	20,767	22,855
FHLMC Gold Pool #A57135	5.500	02/01/2037	92,492	102,979
FHLMC Gold Pool #A58278	5.000	03/01/2037	121,409	133,645
FHLMC Gold Pool #A58965	5.500	04/01/2037	72,572	80,550
FHLMC Gold Pool #A71576	6.500	01/01/2038	163,071	184,477
FHLMC Gold Pool #A91064	4.500	02/01/2040	282,589	305,128
FHLMC Gold Pool #A93990	4.000	09/01/2040	329,258	347,118
FHLMC Gold Pool #B12969	4.500	03/01/2019	17,291	18,240
FHLMC Gold Pool #B19462	5.000	07/01/2020	47,671	50,343
FHLMC Gold Pool #C01086	7.500	11/01/2030	14,648	16,683
FHLMC Gold Pool #C01271	6.500	12/01/2031	20,168	23,662
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,645	8,644
FHLMC Gold Pool #C01676	6.000	11/01/2033	331,323	378,318
FHLMC Gold Pool #C03478	4.500	06/01/2040	259,530	280,164
FHLMC Gold Pool #C03520	4.000	09/01/2040	410,114	432,360
FHLMC Gold Pool #C09013	3.000	09/01/2042	460,051	454,854
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,158	1,309
FHLMC Gold Pool #C20300	6.500	01/01/2029	11,221	12,688
FHLMC Gold Pool #C28221	6.500	06/01/2029	4,052	4,622
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,516	1,699
FHLMC Gold Pool #C41636	8.000	08/01/2030	845	900
FHLMC Gold Pool #C56017	6.500	03/01/2031	119,853	140,381
FHLMC Gold Pool #C61802	5.500	12/01/2031	33,865	37,591
FHLMC Gold Pool #C64936	6.500	03/01/2032	12,680	14,944
FHLMC Gold Pool #C68790	6.500	07/01/2032	43,693	49,404
FHLMC Gold Pool #C74741	6.000	12/01/2032	49,315	56,247
FHLMC Gold Pool #C79460	5.500	05/01/2033	11,949	13,379
FHLMC Gold Pool #C79886	6.000	05/01/2033	415,011	471,717
FHLMC Gold Pool #E00957	6.000	02/01/2016	1,976	2,017

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.1%) (continued)
FHLMC Gold Pool #E01007	6.000%	08/01/2016	$2,333	$2,417
FHLMC Gold Pool #E01085	5.500	12/01/2016	4,528	4,800
FHLMC Gold Pool #E01136	5.500	03/01/2017	13,583	14,398
FHLMC Gold Pool #E01216	5.500	10/01/2017	15,844	16,795
FHLMC Gold Pool #E01378	5.000	05/01/2018	39,268	41,451
FHLMC Gold Pool #E02735	3.500	10/01/2025	239,097	251,626
FHLMC Gold Pool #E82543	6.500	03/01/2016	12,022	12,057
FHLMC Gold Pool #E85353	6.000	09/01/2016	8,686	8,956
FHLMC Gold Pool #E89823	5.500	05/01/2017	16,304	17,282
FHLMC Gold Pool #E91139	5.500	09/01/2017	88,385	93,688
FHLMC Gold Pool #E91646	5.500	10/01/2017	45,233	47,947
FHLMC Gold Pool #E92047	5.500	10/01/2017	21,298	22,575
FHLMC Gold Pool #E92196	5.500	11/01/2017	6,579	6,973
FHLMC Gold Pool #E95159	5.500	03/01/2018	34,302	36,360
FHLMC Gold Pool #E95734	5.000	03/01/2018	119,160	125,765
FHLMC Gold Pool #G01091	7.000	12/01/2029	9,965	11,523
FHLMC Gold Pool #G02060	6.500	01/01/2036	253,263	286,365
FHLMC Gold Pool #G11753	5.000	08/01/2020	57,114	61,108
FHLMC Gold Pool #J01382	5.500	03/01/2021	60,002	63,602
FHLMC Gold Pool #J05930	5.500	03/01/2021	49,796	52,794
FHLMC Gold Pool #J25553	3.500	09/01/2028	228,247	240,216
FHLMC Gold Pool #Q14998	3.500	01/01/2043	410,394	419,389
FHLMC Gold Pool #Q17913	3.000	04/01/2043	467,272	461,993
FHLMC Gold Pool #Q23658	4.000	12/01/2043	236,865	249,721
FNMA Pool #253798	6.000	05/01/2016	143	147
FNMA Pool #256883	6.000	09/01/2037	139,256	157,686
FNMA Pool #357269	5.500	09/01/2017	103,258	109,305
FNMA Pool #357637	6.000	11/01/2034	150,080	170,768
FNMA Pool #545929	6.500	08/01/2032	27,140	31,267
FNMA Pool #555591	5.500	07/01/2033	84,848	95,252
FNMA Pool #572020	6.000	04/01/2016	2,567	2,601
FNMA Pool #578974	6.000	05/01/2016	2,844	2,884
FNMA Pool #579170	6.000	04/01/2016	405	406
FNMA Pool #584953	7.500	06/01/2031	11,213	11,371
FNMA Pool #585097	6.000	05/01/2016	8,668	8,873
FNMA Pool #651220	6.500	07/01/2032	23,217	26,280
FNMA Pool #781776	6.000	10/01/2034	28,671	32,630
FNMA Pool #797509	4.500	03/01/2035	115,736	125,345
FNMA Pool #797536	4.500	04/01/2035	184,919	200,224
FNMA Pool #888120	5.000	10/01/2035	201,192	222,336
FNMA Pool #910446	6.500	01/01/2037	89,767	101,611
FNMA Pool #922224	5.500	12/01/2036	180,096	200,418
FNMA Pool #936760	5.500	06/01/2037	131,888	146,862
FNMA Pool #942956	6.000	09/01/2037	113,796	128,478
FNMA Pool #966587	5.500	01/01/2038	160,237	178,346
FNMA Pool #AA3263	5.000	02/01/2039	238,050	265,066
FNMA Pool #AB2155	4.000	01/01/2041	152,607	161,042
FNMA Pool #AB4295	3.500	01/01/2042	359,853	368,466
FNMA Pool #AB4490	3.000	02/01/2027	387,532	400,519
FNMA Pool #AB8896	3.000	04/01/2043	475,103	469,228
FNMA Pool #AC1607	4.500	08/01/2039	354,886	383,478
FNMA Pool #AD1662	5.000	03/01/2040	460,908	513,252
FNMA Pool #AD7078	4.500	06/01/2025	129,030	137,714

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.1%) (continued)
FNMA Pool #AE0216	4.000%	08/01/2040	$105,176	$110,990
FNMA Pool #AE0949	4.000	02/01/2041	493,774	521,069
FNMA Pool #AE8406	3.500	11/01/2040	99,164	101,498
FNMA Pool #AH6920	4.500	04/01/2041	226,398	244,402
FNMA Pool #AI2408	4.000	05/01/2026	512,636	547,212
FNMA Pool #AI3402	5.000	05/01/2041	564,807	625,749
FNMA Pool #AI5868	4.500	07/01/2041	133,622	144,551
FNMA Pool #AJ6927	3.500	11/01/2041	150,802	154,432
FNMA Pool #AJ7524	3.000	01/01/2027	197,634	204,254
FNMA Pool #AJ9199	4.000	01/01/2042	568,750	600,189
FNMA Pool #AK3929	3.500	04/01/2042	212,369	217,465
FNMA Pool #AK6980	2.500	03/01/2027	288,937	292,309
FNMA Pool #AO0937	3.000	04/01/2027	204,764	211,627
FNMA Pool #AO7151	3.000	08/01/2042	370,293	366,023
FNMA Pool #AP2658	3.500	08/01/2042	406,937	416,734
FNMA Pool #AP6380	3.500	09/01/2042	408,267	418,056
FNMA Pool #AQ1185	3.000	10/01/2042	889,468	878,991
FNMA Pool #AQ7447	2.500	01/01/2028	420,768	425,681
FNMA Pool #AR9391	3.500	05/01/2043	234,638	240,153
FNMA Pool #AS1355	2.500	12/01/2028	235,388	237,023
FNMA Pool #AT2723	3.000	05/01/2043	466,244	460,430
FNMA Pool #AU1912	3.000	08/01/2043	237,242	234,201
FNMA Pool #AU8391	2.500	09/01/2028	470,733	474,003
FNMA Pool #AV0699	3.500	12/01/2043	240,065	245,708
FNMA Pool #MA0533	4.000	10/01/2040	372,509	393,101
FNMA Pool #MA0967	4.500	12/01/2041	584,659	632,483
FNMA Pool #MA1027	3.500	04/01/2042	170,068	174,162
FNMA Pool #MA1103	3.500	07/01/2042	368,397	377,258
FNMA Pool #MA1396	3.500	03/01/2043	227,340	232,746
GNMA Pool #443216	8.000	07/15/2027	6,886	7,218
GNMA Pool #457453	7.500	10/15/2027	3,595	3,653
GNMA Pool #479743	7.500	11/15/2030	8,507	8,947
GNMA Pool #511723	7.500	10/15/2030	10,069	10,352
GNMA Pool #511778	7.500	11/15/2030	34,268	39,305
GNMA Pool #540356	7.000	05/15/2031	28,695	32,315
GNMA Pool #552466	6.500	03/15/2032	34,986	39,775
GNMA Pool #574395	6.000	01/15/2032	155,385	176,706
GNMA Pool #577653	6.000	08/15/2032	33,197	37,466
GNMA Pool #585467	6.000	08/15/2032	75,203	85,345
GNMA Pool #591025	6.500	10/15/2032	32,512	37,055
GNMA Pool #717081	4.500	05/15/2039	431,459	468,536
GNMA Pool #718832	5.500	09/15/2039	286,950	320,811
GNMA Pool #719238	4.000	07/15/2040	903,089	960,270
GNMA Pool #721035	4.000	12/15/2039	29,075	30,900
GNMA Pool #723622	4.500	01/15/2040	125,048	136,108
GNMA Pool #728451	5.000	12/15/2039	225,357	250,187
GNMA Pool #729037	5.000	02/15/2040	338,985	374,684
GNMA Pool #737644	4.500	11/15/2040	312,385	343,138
GNMA Pool #738425	4.500	06/15/2041	123,686	134,598
GNMA Pool #738519	4.500	07/15/2041	111,489	121,333
GNMA Pool #760376	5.000	09/15/2041	35,723	39,344
GNMA Pool #762133	4.500	04/15/2041	215,067	234,067
GNMA Pool #773114	4.000	09/15/2041	141,909	150,815

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (31.1%) (continued)
GNMA Pool #778792	3.500%	01/15/2042	$199,110	$206,253
GNMA Pool #779240	3.500	05/15/2042	182,850	189,325
GNMA Pool #782563	5.000	02/15/2039	116,287	128,639
GNMA Pool #796303	3.500	09/15/2042	408,871	423,352
GNMA Pool #AA2972	3.000	08/15/2042	407,950	411,555
GNMA Pool #AA6098	3.500	02/15/2043	336,627	349,227
GNMA Pool #AA6408	3.000	05/15/2043	468,211	472,349
GNMA Pool #AA7865	3.500	06/15/2042	155,078	160,558
GNMA Pool #AF4935	3.000	08/15/2043	671,539	677,473
GNMA Pool #AF5077	3.500	08/15/2043	229,933	238,064
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	500,000	519,234
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A(1),(2)	3.500	05/25/2043	846,844	848,387
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(1)	5.563	08/15/2039	74,437	74,854

Total mortgage-backed and asset-backed securities (cost: $31,084,739)				31,815,942

Municipal Bonds (1.2%)
District of Columbia	5.591	12/01/2034	250,000	304,510
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	880,538

Total municipal bonds (cost: $1,137,700)				1,185,048

Corporate Obligations (26.8%)
Aerospace & Defense (1.0%)
Spirit Aerosystems, Inc.	6.750	12/15/2020	500,000	527,500
Triumph Group, Inc., Sr. Notes, 144A(2)	4.875	04/01/2021	500,000	490,000
				1,017,500
Banks (6.8%)
Bank of America Corp., Ser. MTN, Sub. Notes	4.200	08/26/2024	500,000	495,677
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	496,906
Citigroup, Inc.	2.550	04/08/2019	500,000	499,620
Compass Bank, Sr. Unsec’d. Notes	2.750	09/29/2019	500,000	499,492
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	995,189
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	505,191
Goldman Sachs Group, Inc. (The), Ser. MTN	3.850	07/08/2024	500,000	497,048
JPMorgan Chase & Co., Ser. V(1)	5.000	12/29/2049	500,000	487,400
Manufacturers & Traders Trust Co., Ser. BKNT, Sr. Unsec’d. Notes	2.250	07/25/2019	500,000	497,011
Morgan Stanley	2.500	01/24/2019	500,000	500,034
MUFG Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	500,000	536,793
PNC Financial Services Group, Inc. (The), Ser. R(1)	4.850	05/29/2049	500,000	473,750
US Bancorp	3.700	01/30/2024	500,000	515,493
				6,999,604
Chemicals (0.5%)
Mosaic Co. (The)	5.450	11/15/2033	500,000	552,678

Commercial Services (1.0%)
ERAC USA Finance LLC, Gtd. Notes, 144A(2)	3.300	10/15/2022	500,000	495,542
Service Corp. International, Sr. Unsec’d. Notes, 144A(2)	5.375	05/15/2024	500,000	501,250
				996,792

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Corporate Obligations (26.8%) (continued)
Diversified Financial Services (1.3%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/2021	$750,000	$851,935
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(2)	6.000	02/15/2067	500,000	455,000
				1,306,935
Electric (2.9%)
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	500,000	568,749
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	500,000	588,016
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	596,457
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,162,825
				2,916,047
Environmental Control (1.3%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,323,595

Food (0.5%)
ConAgra Foods, Inc., Sr. Unsec’d. Notes	3.200	01/25/2023	500,000	479,540

Insurance (1.5%)
Allstate Corp. (The)(1)	5.750	08/15/2053	500,000	532,500
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	3.000	01/10/2023	500,000	490,529
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	502,462
				1,525,491
Iron/Steel (0.5%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	503,750

Media (1.0%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	1,012,139

Oil & Gas (3.8%)
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	503,750
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,055,000
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	576,543
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	502,624
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	673,736
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	596,934
				3,908,587
Pharmaceuticals (1.0%)
Actavis, Inc.	3.250	10/01/2022	500,000	482,271
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(2)	1.875	02/01/2018	500,000	496,452
				978,723
Pipelines (0.9%)
NuStar Logistics LP, Sr. Unsec’d. Notes	4.750	02/01/2022	450,000	438,750
Williams Partners LP	3.900	01/15/2025	500,000	496,292
				935,042
Retail (1.1%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	1,000,000	1,155,160

Telecommunications (1.2%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625	12/01/2022	500,000	472,992
Verizon Communications, Inc.	5.050	03/15/2034	750,000	794,633
				1,267,625

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.1%) (continued)
Corporate Obligations (26.8%) (continued)
Trucking & Leasing (0.5%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(2)	4.625%	01/31/2018	$500,000	$521,207

Total corporate obligations (cost: $27,066,760)				27,400,415

Total long-term notes and bonds (cost: $96,062,044)				98,190,803

Short-Term Notes and Bonds(3) (2.1%)
U.S. Government and Agency Obligations (2.1%)
U.S. Treasury Notes	2.125	05/31/2015	1,000,000	1,013,633
U.S. Treasury Notes	1.875	06/30/2015	500,000	506,699
U.S. Treasury Notes	1.750	07/31/2015	300,000	304,101
U.S. Treasury Notes	0.375	08/31/2015	300,000	300,762

Total U.S. government & agency obligations (cost: $2,099,848)				2,125,195

Total short-term notes and bonds (cost: $2,099,848)				2,125,195

	Shares
Money Market Mutual Funds (0.4%)
BlackRock Liquidity TempFund Portfolio, 0.03%(4)	425,000	425,000

Total money market mutual funds (cost: $425,000)		425,000

Total investments(5) (99.1%) (cost: $99,086,892)		101,253,998
Other assets in excess of liabilities (0.9%)		912,864
Net assets (100.0%)		$102,166,862

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

(1)         Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2014.

(2)         Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)         The interest rate for short-term notes reflects the yields for those securities as of September 30, 2014.

(4)         The rate shown reflects the seven day yield as of September 30, 2014.

(5)         The United States federal income tax basis of the Investment Grade Bond Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2014. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$99,090,042	$2,985,513	$(821,557)	$2,163,956

Various inputs are used in determining the fair value of the Investment Grade Bond Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Investment Grade Bond Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2014,  in valuing the Investment Grade Bond Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stock	$513,000	$—	$—	$513,000
U.S. Government and Agency Obligations	—	39,914,593	—	39,914,593
Mortgage-Backed and Asset-Backed Securities	—	31,815,942	—	31,815,942
Municipal Bonds	—	1,185,048	—	1,185,048
Corporate Obligations	—	27,400,415	—	27,400,415
Money Market Mutual Funds	425,000	—	—	425,000
Total	$938,000	$100,315,998	$—	$101,253,998

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2014, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2014 (unaudited)

Description	Shares	Value
Preferred Stocks (0.2%)
Banks (0.2%)
State Street Corp., Series D 5.900%(1)	20,000	$513,000
Total preferred stocks (cost: $500,000)		513,000

Common Stocks (54.5%)
Aerospace & Defense (0.6%)
General Dynamics Corp.	8,200	1,042,138
Precision Castparts Corp.	3,500	829,080
		1,871,218
Agriculture (1.5%)
Archer-Daniels-Midland Co.	87,200	4,455,920

Apparel (1.0%)
Columbia Sportswear Co.	26,400	944,592
Wolverine World Wide, Inc.	80,000	2,004,800
		2,949,392
Auto Parts and Equipment (1.1%)
Magna International, Inc.	36,200	3,435,742

Banks (8.1%)
Bank of Hawaii Corp.	57,900	3,289,299
Bank of New York Mellon Corp. (The)	125,800	4,872,234
Citigroup, Inc.	23,252	1,204,919
JPMorgan Chase & Co.	68,440	4,122,825
Northern Trust Corp.	70,200	4,775,706
U.S. Bancorp	147,000	6,149,010
		24,413,993
Beverages (0.4%)
Coca-Cola Co. (The)	27,200	1,160,352

Biotechnology (1.2%)
Amgen, Inc.	25,200	3,539,592

Chemicals (0.3%)
Agrium, Inc.	9,900	881,100

Commercial Services (0.6%)
Robert Half International, Inc.	35,600	1,744,400

Computers & Peripherals (1.3%)
Apple, Inc.	37,800	3,808,350

Diversified Financial Services (1.8%)
Franklin Resources, Inc.	49,600	2,708,656
Janus Capital Group, Inc.	119,100	1,731,714
T Rowe Price Group, Inc.	11,500	901,600
		5,341,970
Electronics (0.8%)
Daktronics, Inc.	700	8,603
FLIR Systems, Inc.	76,000	2,381,840
		2,390,443

Description	Shares	Value
Common Stocks (54.5%) (continued)
Food (1.0%)
Fresh Del Monte Produce, Inc.	26,900	$858,110
Sysco Corp.	57,900	2,197,305
		3,055,415
Healthcare Products (3.9%)
Baxter International, Inc.	41,400	2,971,278
Medtronic, Inc.	73,800	4,571,910
Thoratec Corp.(2)	24,700	660,231
Zimmer Holdings, Inc.	35,000	3,519,250
		11,722,669
Iron/Steel (1.5%)
Nucor Corp.	84,200	4,570,376

Machinery-Diversified (0.8%)
Cummins, Inc.	17,500	2,309,650

Metal Fabricate/Hardware (0.4%)
Valmont Industries, Inc.	9,500	1,281,835

Metals & Mining (0.8%)
Southern Copper Corp.	81,500	2,416,475

Miscellaneous Manufacturing (4.6%)
Carlisle Cos., Inc.	49,700	3,994,886
Crane Co.	47,500	3,002,475
General Electric Co.	158,300	4,055,646
Illinois Tool Works, Inc.	33,000	2,785,860
		13,838,867
Oil & Gas (5.6%)
ConocoPhillips	34,900	2,670,548
Ensco PLC, Class A	16,500	681,615
Exxon Mobil Corp.	45,100	4,241,655
Marathon Petroleum Corp.	6,000	508,020
Occidental Petroleum Corp.	28,000	2,692,200
Phillips 66	11,000	894,410
Royal Dutch Shell PLC ADR, Class A	14,350	1,092,465
Tidewater, Inc.	69,450	2,710,634
Valero Energy Corp.	28,400	1,314,068
		16,805,615
Pharmaceuticals (4.1%)
Johnson & Johnson	31,900	3,400,221
McKesson Corp.	22,600	4,399,542
Merck & Co., Inc.	51,700	3,064,776
Pfizer, Inc.	47,100	1,392,747
		12,257,286
Retail (0.9%)
Home Depot, Inc. (The)	10,300	944,922
Kohl’s Corp.	27,600	1,684,428
		2,629,350

Description	Shares	Value
Common Stocks (54.5%) (continued)
Semiconductors (6.9%)
Applied Materials, Inc.	80,100	$1,730,961
Intel Corp.	121,400	4,227,148
KLA-Tencor Corp.	17,600	1,386,528
Maxim Integrated Products, Inc.	94,200	2,848,608
Microchip Technology, Inc.	59,300	2,800,739
QUALCOMM, Inc.	43,100	3,222,587
Skyworks Solutions, Inc.	40,300	2,339,415
Texas Instruments, Inc.	45,300	2,160,357
		20,716,343
Software (2.2%)
Autodesk, Inc.(2)	10,500	578,550
Microsoft Corp.	52,900	2,452,444
Oracle Corp.	92,700	3,548,556
		6,579,550
Specialty Retail (0.1%)
CST Brands, Inc.	8,711	313,160

Telecommunications (1.0%)
Cisco Systems, Inc.	82,900	2,086,593
Corning, Inc.	57,000	1,102,380
		3,188,973
Transportation (2.0%)
Norfolk Southern Corp.	17,400	1,941,840
Werner Enterprises, Inc.	157,500	3,969,000
		5,910,840
Total common stocks (cost: $110,994,314)		163,588,876

	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.4%)
U.S. Government and Agency Obligations (13.6%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	$990,991
Federal Home Loan Banks	4.875	09/08/2017	500,000	553,490
Federal Home Loan Banks	2.375	12/13/2019	500,000	507,667
FHLMC	3.750	03/27/2019	750,000	812,129
FNMA	5.250	09/15/2016	500,000	544,515
FNMA	5.375	06/12/2017	500,000	557,950
U.S. Treasury Bonds	2.000	11/30/2020	300,000	298,383
U.S. Treasury Bonds	2.000	02/15/2022	1,000,000	982,188
U.S. Treasury Bonds	5.250	11/15/2028	300,000	385,968
U.S. Treasury Bonds	5.375	02/15/2031	325,000	430,168
U.S. Treasury Bonds	3.500	02/15/2039	600,000	638,344
U.S. Treasury Bonds	4.375	11/15/2039	550,000	671,086
U.S. Treasury Bonds	4.375	05/15/2041	550,000	674,609
U.S. Treasury Bonds	3.750	08/15/2041	500,000	555,078
U.S. Treasury Bonds	3.125	02/15/2042	500,000	495,078
U.S. Treasury Bonds	3.000	05/15/2042	500,000	482,812
U.S. Treasury Bonds	3.125	02/15/2043	300,000	295,594
U.S. Treasury Bonds	2.875	05/15/2043	250,000	234,180
U.S. Treasury Bonds	3.625	08/15/2043	400,000	432,375
U.S. Treasury Bonds	3.625	02/15/2044	500,000	540,312
U.S. Treasury Notes	2.000	01/31/2016	500,000	511,445

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.4%) (continued)
U.S. Government and Agency Obligations (13.6%) (continued)
U.S. Treasury Notes	0.375%	02/15/2016	$2,000,000	$2,002,500
U.S. Treasury Notes	2.125	02/29/2016	500,000	512,773
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,253,049
U.S. Treasury Notes	1.500	06/30/2016	500,000	508,847
U.S. Treasury Notes	3.250	07/31/2016	125,000	131,201
U.S. Treasury Notes	1.000	09/30/2016	600,000	604,500
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	1,999,218
U.S. Treasury Notes	1.000	10/31/2016	750,000	755,332
U.S. Treasury Notes	0.625	12/15/2016	700,000	698,524
U.S. Treasury Notes	4.625	02/15/2017	500,000	544,844
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,498,476
U.S. Treasury Notes	3.125	04/30/2017	250,000	264,121
U.S. Treasury Notes	0.625	09/30/2017	600,000	591,187
U.S. Treasury Notes	1.875	10/31/2017	500,000	510,937
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,716,642
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	979,375
U.S. Treasury Notes	1.000	05/31/2018	750,000	738,809
U.S. Treasury Notes	2.375	06/30/2018	700,000	723,625
U.S. Treasury Notes	1.375	09/30/2018	600,000	596,250
U.S. Treasury Notes	1.750	10/31/2018	550,000	553,953
U.S. Treasury Notes	1.250	11/30/2018	500,000	493,125
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,046,562
U.S. Treasury Notes	3.125	05/15/2019	750,000	796,933
U.S. Treasury Notes	1.125	05/31/2019	500,000	486,289
U.S. Treasury Notes	3.375	11/15/2019	600,000	645,985
U.S. Treasury Notes	1.250	02/29/2020	750,000	724,688
U.S. Treasury Notes	1.125	03/31/2020	500,000	479,063
U.S. Treasury Notes	1.375	05/31/2020	500,000	484,219
U.S. Treasury Notes	1.875	06/30/2020	250,000	248,594
U.S. Treasury Notes	2.625	08/15/2020	250,000	258,437
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,377,594
U.S. Treasury Notes	2.125	08/15/2021	800,000	796,000
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	970,391
U.S. Treasury Notes	1.750	05/15/2023	500,000	473,906
U.S. Treasury Notes	2.500	08/15/2023	500,000	502,969
U.S. Treasury Notes	2.750	11/15/2023	300,000	307,500

Total U.S. government and agency obligations (cost: $40,140,885)				40,870,780

Mortgage-Backed and Asset-Backed Securities (10.2%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A, 144A(3)	3.270	02/20/2018	500,000	519,484
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	93,185	93,361
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	109,271	109,391
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(3)	5.125	04/19/2017	500,000	550,457
FHLMC	5.000	02/16/2017	500,000	547,947
FHLMC	1.000	03/08/2017	500,000	501,414
FHLMC	1.000	09/29/2017	500,000	497,743
FHLMC	1.250	08/01/2019	500,000	485,364
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	174,576	184,730
FHLMC Gold Pool #A11823	5.000	08/01/2033	91,112	100,361
FHLMC Gold Pool #A14499	6.000	10/01/2033	35,033	39,492

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (10.2%) (continued)
FHLMC Gold Pool #A16641	5.500%	12/01/2033	$57,299	$64,097
FHLMC Gold Pool #A42106	6.500	01/01/2036	75,927	85,851
FHLMC Gold Pool #A42908	6.000	02/01/2036	12,533	14,254
FHLMC Gold Pool #A51101	6.000	07/01/2036	13,503	15,292
FHLMC Gold Pool #A56247	6.000	01/01/2037	93,977	105,964
FHLMC Gold Pool #A58278	5.000	03/01/2037	62,738	69,061
FHLMC Gold Pool #A58965	5.500	04/01/2037	72,572	80,550
FHLMC Gold Pool #A71576	6.500	01/01/2038	80,319	90,862
FHLMC Gold Pool #A91064	4.500	02/01/2040	565,177	610,256
FHLMC Gold Pool #B12969	4.500	03/01/2019	51,871	54,721
FHLMC Gold Pool #B19462	5.000	07/01/2020	23,836	25,172
FHLMC Gold Pool #C01086	7.500	11/01/2030	3,184	3,627
FHLMC Gold Pool #C01271	6.500	12/01/2031	8,403	9,859
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,497	5,085
FHLMC Gold Pool #C01676	6.000	11/01/2033	21,619	24,686
FHLMC Gold Pool #C03478	4.500	06/01/2040	519,060	560,327
FHLMC Gold Pool #C03520	4.000	09/01/2040	410,114	432,360
FHLMC Gold Pool #C09013	3.000	09/01/2042	460,051	454,854
FHLMC Gold Pool #C14872	6.500	09/01/2028	4,334	4,901
FHLMC Gold Pool #C20853	6.000	01/01/2029	91,065	103,963
FHLMC Gold Pool #C56017	6.500	03/01/2031	95,912	112,339
FHLMC Gold Pool #C61802	5.500	12/01/2031	8,047	8,932
FHLMC Gold Pool #C65255	6.500	03/01/2032	8,490	9,627
FHLMC Gold Pool #C68790	6.500	07/01/2032	14,564	16,468
FHLMC Gold Pool #C74741	6.000	12/01/2032	14,504	16,543
FHLMC Gold Pool #C79886	6.000	05/01/2033	120,487	136,951
FHLMC Gold Pool #E01007	6.000	08/01/2016	2,333	2,417
FHLMC Gold Pool #E02735	3.500	10/01/2025	239,097	251,626
FHLMC Gold Pool #E85353	6.000	09/01/2016	8,686	8,956
FHLMC Gold Pool #E95159	5.500	03/01/2018	12,863	13,635
FHLMC Gold Pool #E95734	5.000	03/01/2018	46,501	49,079
FHLMC Gold Pool #G01477	6.000	12/01/2032	80,428	91,848
FHLMC Gold Pool #G01727	6.000	08/01/2034	200,348	228,802
FHLMC Gold Pool #G02060	6.500	01/01/2036	151,958	171,819
FHLMC Gold Pool #G08087	6.000	10/01/2035	49,360	56,301
FHLMC Gold Pool #G11753	5.000	08/01/2020	57,114	61,108
FHLMC Gold Pool #G18376	4.000	01/01/2026	167,576	178,945
FHLMC Gold Pool #J05930	5.500	03/01/2021	24,898	26,397
FHLMC Gold Pool #Q14998	3.500	01/01/2043	410,394	419,389
FHLMC Gold Pool #Q17913	3.000	04/01/2043	467,272	461,993
FHLMC Gold Pool #Q23658	4.000	12/01/2043	236,865	249,721
FNMA Pool #357269	5.500	09/01/2017	23,468	24,842
FNMA Pool #357637	6.000	11/01/2034	27,663	31,476
FNMA Pool #545929	6.500	08/01/2032	12,666	14,592
FNMA Pool #555591	5.500	07/01/2033	24,633	27,654
FNMA Pool #574922	6.000	04/01/2016	130	132
FNMA Pool #579170	6.000	04/01/2016	568	570
FNMA Pool #584953	7.500	06/01/2031	4,984	5,054
FNMA Pool #651220	6.500	07/01/2032	4,643	5,256
FNMA Pool #725793	5.500	09/01/2019	144,020	153,952
FNMA Pool #890258	3.000	12/01/2025	391,177	403,459
FNMA Pool #910446	6.500	01/01/2037	46,367	52,484
FNMA Pool #914468	5.500	04/01/2037	150,515	167,477

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (10.2%) (continued)
FNMA Pool #915258	5.500%	04/01/2037	$167,027	$185,917
FNMA Pool #922224	5.500	12/01/2036	138,535	154,167
FNMA Pool #936760	5.500	06/01/2037	131,888	146,862
FNMA Pool #942956	6.000	09/01/2037	56,898	64,239
FNMA Pool #945882	6.000	08/01/2037	97,591	110,278
FNMA Pool #AA2238	4.000	05/01/2024	79,920	85,258
FNMA Pool #AA3263	5.000	02/01/2039	238,050	265,066
FNMA Pool #AB1241	3.500	07/01/2025	181,386	191,103
FNMA Pool #AB4295	3.500	01/01/2042	359,853	368,466
FNMA Pool #AB4490	3.000	02/01/2027	19,475	20,128
FNMA Pool #AC8326	5.000	07/01/2040	612,553	677,151
FNMA Pool #AD0311	5.000	05/01/2038	343,428	379,795
FNMA Pool #AD1662	5.000	03/01/2040	460,908	513,252
FNMA Pool #AD7078	4.500	06/01/2025	129,030	137,714
FNMA Pool #AE0216	4.000	08/01/2040	105,176	110,990
FNMA Pool #AE0949	4.000	02/01/2041	493,774	521,069
FNMA Pool #AE2575	4.000	09/01/2040	302,461	319,181
FNMA Pool #AH5013	4.500	02/01/2041	392,131	428,497
FNMA Pool #AH6228	4.500	03/01/2041	471,603	515,339
FNMA Pool #AH8003	3.500	03/01/2041	127,160	130,171
FNMA Pool #AH9170	4.500	05/01/2041	306,751	333,568
FNMA Pool #AI5868	4.500	07/01/2041	133,622	144,551
FNMA Pool #AJ1954	4.000	10/01/2041	220,780	232,984
FNMA Pool #AJ6927	3.500	11/01/2041	150,802	154,432
FNMA Pool #AJ7524	3.000	01/01/2027	197,634	204,254
FNMA Pool #AJ7717	3.000	12/01/2026	158,214	163,512
FNMA Pool #AK0685	4.000	01/01/2042	341,394	362,653
FNMA Pool #AK3929	3.500	04/01/2042	212,369	217,465
FNMA Pool #AK6980	2.500	03/01/2027	288,937	292,309
FNMA Pool #AO7151	3.000	08/01/2042	370,293	366,023
FNMA Pool #AP2658	3.500	08/01/2042	406,937	416,734
FNMA Pool #AQ1185	3.000	10/01/2042	444,734	439,496
FNMA Pool #AQ7447	2.500	01/01/2028	420,768	425,681
FNMA Pool #AR4154	2.500	02/01/2028	462,815	468,220
FNMA Pool #AR9391	3.500	05/01/2043	234,638	240,153
FNMA Pool #AS1355	2.500	12/01/2028	235,388	237,023
FNMA Pool #AT2723	3.000	05/01/2043	466,244	460,430
FNMA Pool #AT4473	3.000	07/01/2043	483,298	477,122
FNMA Pool #AU1960	3.000	07/01/2043	245,911	242,876
FNMA Pool #AU3428	3.500	08/01/2043	237,279	242,856
FNMA Pool #AV0699	3.500	12/01/2043	240,065	245,708
FNMA Pool #MA0517	4.000	09/01/2020	351,047	371,819
FNMA Pool #MA0699	4.000	04/01/2041	269,828	284,744
FNMA Pool #MA1027	3.500	04/01/2042	170,068	174,162
FNMA Pool #MA1103	3.500	07/01/2042	368,397	377,258
GNMA Pool #424578	6.500	04/15/2026	34,880	39,543
GNMA Pool #431962	6.500	05/15/2026	5,219	5,917
GNMA Pool #436741	7.500	01/15/2027	5,983	6,548
GNMA Pool #443216	8.000	07/15/2027	3,602	3,776
GNMA Pool #479743	7.500	11/15/2030	8,507	8,946
GNMA Pool #511778	7.500	11/15/2030	13,409	15,381
GNMA Pool #515965	4.000	11/15/2041	279,688	297,241
GNMA Pool #552466	6.500	03/15/2032	16,327	18,562

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (10.2%) (continued)
GNMA Pool #574395	6.000%	01/15/2032	$15,234	$17,324
GNMA Pool #690843	5.000	05/15/2038	84,557	93,071
GNMA Pool #718832	5.500	09/15/2039	228,702	255,690
GNMA Pool #727811	4.500	07/15/2040	546,035	593,879
GNMA Pool #729037	5.000	02/15/2040	338,985	374,683
GNMA Pool #737644	4.500	11/15/2040	312,385	343,138
GNMA Pool #738425	4.500	06/15/2041	61,843	67,299
GNMA Pool #738535	4.000	07/15/2041	237,113	251,994
GNMA Pool #739222	4.000	07/15/2040	54,549	57,972
GNMA Pool #741125	4.000	07/15/2040	48,006	51,018
GNMA Pool #741151	4.500	09/15/2040	196,418	213,501
GNMA Pool #741682	4.000	07/15/2041	150,922	160,394
GNMA Pool #741872	4.000	05/15/2040	233,425	248,245
GNMA Pool #762133	4.500	04/15/2041	215,067	234,067
GNMA Pool #778792	3.500	01/15/2042	199,110	206,253
GNMA Pool #779241	3.500	05/15/2042	391,540	405,406
GNMA Pool #782563	5.000	02/15/2039	116,287	128,639
GNMA Pool #796303	3.500	09/15/2042	408,871	423,351
GNMA Pool #AA2972	3.000	08/15/2042	407,950	411,555
GNMA Pool #AA6408	3.000	05/15/2043	234,106	236,174
GNMA Pool #AA7865	3.500	06/15/2042	155,078	160,558
GNMA Pool #AC4005	3.000	06/15/2043	237,995	240,099
GNMA Pool #AF4935	3.000	08/15/2043	223,846	225,824
GNMA Pool #AF5077	3.500	08/15/2043	229,933	238,064
GNMA Pool #AI0258	3.500	06/15/2044	248,668	257,475
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(3)	3.290	03/25/2018	500,000	519,235
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A(1),(3)	3.500	05/25/2043	846,844	848,387
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(1)	5.563	08/15/2039	138,239	139,014

Total mortgage-backed and asset-backed securities (cost: $30,095,949)				30,604,229

Municipal Bonds (0.4%)
District of Columbia	5.591	12/01/2034	250,000	304,510
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	880,537

Total municipal bonds (cost: $1,137,700)				1,185,047

Corporate Obligations (9.2%)
Aerospace & Defense (0.3%)
Spirit Aerosystems, Inc.	6.750	12/15/2020	500,000	527,500
Triumph Group, Inc., Sr. Notes, 144A(3)	4.875	04/01/2021	500,000	490,000
				1,017,500

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.4%) (continued)
Corporate Obligations (9.2%) (continued)
Banks (2.5%)
Bank of America Corp., Ser. MTN, Sub. Notes	4.200%	08/26/2024	$500,000	$495,676
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	496,906
Citigroup, Inc.	2.550	04/08/2019	500,000	499,620
Compass Bank, Sr. Unsec’d. Notes	2.750	09/29/2019	500,000	499,492
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	995,189
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	505,191
Goldman Sachs Group, Inc. (The), Ser. MTN	3.850	07/08/2024	500,000	497,048
JPMorgan Chase & Co., Ser. V(1)	5.000	12/29/2049	500,000	487,400
Manufacturers & Traders Trust Co., Ser. BKNT, Sr. Unsec’d. Notes	2.250	07/25/2019	500,000	497,011
Morgan Stanley	2.500	01/24/2019	500,000	500,034
MUFG Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,073,586
PNC Financial Services Group, Inc. (The), Ser. R(1)	4.850	05/29/2049	500,000	473,750
US Bancorp	3.700	01/30/2024	500,000	515,493
				7,536,396
Chemicals (0.5%)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	934,136
Mosaic Co. (The)	5.450	11/15/2033	500,000	552,677
				1,486,813
Commercial Services (0.5%)
ERAC USA Finance LLC, Gtd. Notes, 144A(3)	3.300	10/15/2022	500,000	495,542
Service Corp. International	6.750	04/01/2016	600,000	631,500
Service Corp. International, Sr. Unsec’d. Notes, 144A(3)	5.375	05/15/2024	500,000	501,250
				1,628,292
Diversified Financial Services (0.4%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	851,935
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(3)	6.000	02/15/2067	500,000	455,000
				1,306,935
Electric (1.0%)
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	500,000	568,750
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	500,000	588,016
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	596,457
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,162,825
				2,916,048
Environmental Control (0.4%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,323,595

Food (0.2%)
ConAgra Foods, Inc., Sr. Unsec’d. Notes	3.200	01/25/2023	500,000	479,540

Insurance (0.5%)
Allstate Corp. (The)(1)	5.750	08/15/2053	500,000	532,500
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(3)	3.000	01/10/2023	500,000	490,529
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	502,462
				1,525,491
Iron/Steel (0.2%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	503,750

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.4%) (continued)
Corporate Obligations (9.2%) (continued)
Media (0.3%)
Comcast Corp., Gtd. Notes	4.250%	01/15/2033	$1,000,000	$1,012,139

Oil & Gas (1.2%)
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	503,750
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,055,000
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	576,542
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	502,624
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	280,724
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	596,934
				3,515,574
Pharmaceuticals (0.3%)
Actavis, Inc.	3.250	10/01/2022	500,000	482,271
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(3)	1.875	02/01/2018	500,000	496,452
				978,723
Pipelines (0.3%)
NuStar Logistics LP, Sr. Unsec’d. Notes	4.750	02/01/2022	450,000	438,750
Williams Partners LP	3.900	01/15/2025	500,000	496,292
				935,042
Telecommunications (0.4%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625	12/01/2022	500,000	472,992
Verizon Communications, Inc.	5.050	03/15/2034	750,000	794,633
				1,267,625
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(3)	4.625	01/31/2018	500,000	521,207

Total corporate obligations (cost: $27,614,069)				27,954,670

Total long-term notes and bonds (cost: $98,988,603)				100,614,726

Short-Term Notes and Bonds(4) (3.4%)
U.S. Government and Agency Obligations (3.2%)
U.S. Treasury Notes	0.500	10/15/2014	950,000	950,111
U.S. Treasury Notes	2.125	11/30/2014	200,000	200,680
U.S. Treasury Notes	2.500	03/31/2015	800,000	809,718
U.S. Treasury Notes	0.250	03/31/2015	1,000,000	1,000,977
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	1,001,172
U.S. Treasury Notes	0.250	05/31/2015	1,000,000	1,001,250
U.S. Treasury Notes	0.375	06/30/2015	500,000	501,153
U.S. Treasury Notes	1.875	06/30/2015	700,000	709,379
U.S. Treasury Notes	1.750	07/31/2015	500,000	506,836
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,010,430
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	2,002,578

Total U.S. government & agency obligations (cost: $9,646,006)				9,694,284

Corporate Obligations (0.2%)
Iron/Steel (0.2%)
Arcelormittal, Sr. Unsec’d. Notes	4.250	08/05/2015	500,000	508,125

Total corporate obligations (cost: $506,267)				508,125

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(4) (3.4%) (continued)
Mortgage-Backed and Asset-Backed Securities (0.0%)(#)
FHLMC Gold Pool #E00878	6.500%	07/01/2015	$726	$731

Total mortgage-backed and asset-backed securities (cost: $725)				731

Total short-term notes and bonds (cost: $10,152,998)				10,203,140

			Shares
Exchange-Traded Funds (4.3%)
iShares Russell Mid-Cap Growth Index Fund			27,700	2,447,295
iShares S&P 500 Growth Index Fund			47,800	5,105,996
iShares S&P Mid-Cap 400 Growth Index Fund			27,000	4,089,150
iShares S&P Small-Cap 600 Growth Index Fund			10,700	1,204,392

Total exchange-traded funds (cost: $6,210,649)				12,846,833

Money Market Mutual Funds (1.6%)
BlackRock Liquidity TempFund Portfolio, 0.03%(5)			4,700,000	4,700,000
Total money market mutual funds (cost: $4,700,000)				4,700,000

Mutual Funds (2.1%)
Vanguard Growth Index Fund			134,800	6,404,348

Total mutual funds (cost: $4,259,680)				6,404,348

Total investments(6) (99.5%) (cost: $235,806,244)				298,870,923
Other assets in excess of liabilities (0.5%)				1,442,084
Net assets (100.0%)				$300,313,007

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

(#)         Amount represents less than 0.05%

(1)         Indicates a variable rate security.  The interest rate shown reflects the rate in effect at September 30, 2014.

(2)         Non-Income producing securities.

(3)         Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4)         The interest rate for short-term notes reflects the yields for those securities as of September 30, 2014.

(5)         The rate shown reflects the seven day yield as of September 30, 2014.

(6)         The United States federal income tax basis of the Asset Director Portfolio’s investments and the unrealized appreciation (depreciation) cost are the same as of September 30, 2014.  See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$235,806,321	$66,302,343	$(3,237,741)	$63,064,602

Various inputs are used in determining the fair value of the Asset Director Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Asset Director Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Asset Director Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stock	$513,000	$—	$—	$513,000
Common Stocks	163,588,876	—	—	163,588,876
U.S. Government and Agency Obligations	—	50,565,064	—	50,565,064
Mortgage-Backed and Asset-Backed Securities	—	30,604,960	—	30,604,960
Municipal Bonds	—	1,185,047	—	1,185,047
Corporate Obligations	—	28,462,795	—	28,462,795
Exchange-Traded Funds	12,846,833	—	—	12,846,833
Money Market Mutual Funds	4,700,000	—	—	4,700,000
Mutual Funds	6,404,348	—	—	6,404,348
Total	$188,053,057	$110,817,866	$—	$298,870,923

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2014, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

September 30, 2014 (unaudited)

Description	Shares	Value
Common Stocks (95.5%)
Aerospace & Defense (3.5%)
General Dynamics Corp.	1,150	$146,154
Precision Castparts Corp.	500	118,440
		264,594
Agriculture (2.9%)
Archer-Daniels-Midland Co.	4,200	214,620

Apparel (3.1%)
Columbia Sportswear Co.	3,000	107,340
Wolverine World Wide, Inc.	4,900	122,794
		230,134
Banks (12.0%)
Bank of Hawaii Corp.	2,200	124,982
Bank of New York Mellon Corp. (The)	4,900	189,777
Citigroup, Inc.	1,300	67,366
JPMorgan Chase & Co.	2,650	159,636
Northern Trust Corp.	2,300	156,469
U.S. Bancorp	4,800	200,784
		899,014
Beverages (2.2%)
Coca-Cola Co. (The)	3,800	162,108

Biotechnology (1.9%)
Amgen, Inc.	1,000	140,460

Chemicals (0.9%)
Agrium, Inc.	800	71,200

Commercial Services (1.2%)
Robert Half International, Inc.	1,900	93,100

Computers & Peripherals (1.9%)
Apple, Inc.	1,400	141,050

Diversified Financial Services (3.1%)
Franklin Resources, Inc.	2,100	114,681
Investment Technology Group, Inc.(1)	1,100	17,336
Janus Capital Group, Inc.	2,500	36,350
T Rowe Price Group, Inc.	800	62,720
		231,087
Electronics (1.7%)
Daktronics, Inc.	2,400	29,496
FLIR Systems, Inc.	3,200	100,288
		129,784
Food (3.5%)
Fresh Del Monte Produce, Inc.	4,200	133,980
Sysco Corp.	3,400	129,030
		263,010
Healthcare Products (7.2%)
Baxter International, Inc.	1,400	100,478
Medtronic, Inc.	3,400	210,630
Thoratec Corp.(1)	1,700	45,441
Zimmer Holdings, Inc.	1,800	180,990
		537,539
Iron/Steel (2.0%)
Nucor Corp.	2,800	151,984

Machinery-Diversified (1.1%)
Cummins, Inc.	600	79,188

Description	Shares	Value
Common Stocks (95.5%) (continued)
Metal Fabricate/Hardware (0.9%)
Valmont Industries, Inc.	500	$67,465

Metals & Mining (1.0%)
Southern Copper Corp.	2,600	77,090

Miscellaneous Manufacturing (7.9%)
Carlisle Cos., Inc.	1,950	156,741
Crane Co.	1,700	107,457
General Electric Co.	7,500	192,150
Illinois Tool Works, Inc.	1,550	130,851
		587,199
Oil & Gas (10.2%)
ConocoPhillips	1,400	107,128
Ensco PLC, Class A	1,400	57,834
Exxon Mobil Corp.	1,800	169,290
Marathon Petroleum Corp.	300	25,401
Occidental Petroleum Corp.	800	76,920
Phillips 66	1,100	89,441
Royal Dutch Shell PLC ADR	900	68,517
Tidewater, Inc.	2,600	101,478
Valero Energy Corp.	1,400	64,778
		760,787
Pharmaceuticals (1.8%)
McKesson Corp.	700	136,269

Retail (2.4%)
Home Depot, Inc. (The)	800	73,392
Kohl’s Corp.	1,700	103,751
		177,143
Semiconductors (12.6%)
Applied Materials, Inc.	3,400	73,474
Intel Corp.	6,000	208,920
KLA-Tencor Corp.	1,000	78,780
Maxim Integrated Products, Inc.	3,100	93,744
Microchip Technology, Inc.	2,700	127,521
QUALCOMM, Inc.	2,200	164,494
Skyworks Solutions, Inc.	1,600	92,880
Texas Instruments, Inc.	2,100	100,149
		939,962
Software (4.9%)
Adobe Systems, Inc.(1)	1,100	76,109
Autodesk, Inc.(1)	700	38,570
Microsoft Corp.	2,500	115,900
Oracle Corp.	3,500	133,980
		364,559
Specialty Retail (0.0%)(#)
CST Brands, Inc.	77	2,768

Telecommunications (2.0%)
Cisco Systems, Inc.	3,150	79,285
Corning, Inc.	3,500	67,690
		146,975

Description	Shares	Value
Common Stocks (95.5%) (continued)
Transportation (3.6%)
Norfolk Southern Corp.	1,400	$156,240
Werner Enterprises, Inc.	4,400	110,880
		267,120

Total common stocks (cost: $5,075,632)		7,136,209

Money Market Mutual Funds (4.0%)
BlackRock Liquidity TempFund Portfolio, 0.03%(2)	150,000	150,000
Federated Prime Obligation Fund, 0.03%(2)	150,000	150,000

Total Money Market Mutual Funds (cost: $300,000)		300,000

Total investments(3) (99.5%) (cost: $5,375,632)		7,436,209
Other assets in excess of liabilities (0.5%)		35,589
Net assets (100.0%)		$7,471,798

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

PLC — Public Limited Company

(#)        Amount represents less than 0.05%

(1)        Non-Income producing securities.

(2)        The rate shown reflects the seven day yield as of September 30, 2014.

(3)        The United States federal income tax basis of the Socially Responsive Portfolio’s investments and the unrealized appreciation (depreciation) as of September 30, 2014. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$5,392,315	$2,153,567	$(109,673)	$2,043,894

Various inputs are used in determining the fair value of the Socially Responsive Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Socially Responsive Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Socially Responsive Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stocks	$7,136,209	$—	$—	$7,136,209
Money Market Mutual Funds	300,000	—	—	300,000
Total	$7,436,209	$—	$—	$7,436,209

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending September 30, 2014, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)  Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price. Securities that are principally traded on the New York Stock Exchange (“NYSE”) are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in Level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds - The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

The Fund’s Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to BNY Mellon Asset Servicing as fund accountant, and the Investment Advisor, OneAmerica Asset Management, LLC (“OAM”). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.         Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/S/John C. Mason
John C. Mason, President
Date	11/19/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/John C. Mason
John C. Mason, President
Date	11/19/14

By (Signature and Title)*	/S/Andrew J. Michie
Andrew J. Michie, Treasurer
Date	11/19/14

* Print the name and title of each signing officer under his or her signature.